Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable and the expected credit losses consisted of the following:
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited）
Accounts receivable	15,785	18,590	2,558
Less: allowance for expected credit losses	(37)	(37)	(5)
	15,748	18,553	2,553